Document And Entity Information Document And Entity Information	Feb. 11, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 11, 2020
Entity Registrant Name	STAG INDUSTRIAL, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	1-34907
Entity Tax Identification Number	27-3099608
Entity Address, Address Line One	One Federal Street, 23rd Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	617
Local Phone Number	574-4777
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001479094
Amendment Flag	false
Common stock, $0.01 par value per share
Entity Information [Line Items]
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	STAG
Security Exchange Name	NYSE
6.875% Series C Cumulative Redeemable Preferred Stock ($0.01 par value)
Entity Information [Line Items]
Title of 12(b) Security	6.875% Series C Cumulative Redeemable Preferred Stock ($0.01 par value)
Trading Symbol	STAG-PC
Security Exchange Name	NYSE